Segment and corporate information	9 Months Ended
Sep. 30, 2025
Segment and corporate information
Segment and corporate information

13.    Segment and corporate information

The operating segments are determined based upon how the Company manages its businesses and allocates resources with responsibilities by products and services and is aligned to the financial information that is presented on a quarterly basis to the chief operating decision maker. The Care Enablement segment is primarily engaged in the distribution of healthcare products and equipment, including R&D, manufacturing, supply chain and commercial operations, as well as supporting functions, such as regulatory and quality management. The Care Delivery segment is primarily engaged in providing healthcare services for the treatment of CKD, ESRD and other extracorporeal therapies. Care Delivery also includes the pharmaceutical products business and the income from equity method investees related to the sale of certain renal pharmaceuticals from Vifor Fresenius Medical Care Renal Pharma Ltd., which are used in the Company’s clinics to provide healthcare services to its patients. As of June 1, 2025, the Company created a new reportable segment, “Value-Based Care,” to align with recent changes to its current internal management reporting. The Value-Based Care operating segment is primarily focused on value-based kidney care, including contracting and performance management, clinical care models supported by a national network of nephrologists and tech-enabled platforms that leverage proprietary informatics and patient engagement tools. Value and risk-based care arrangements with private payors or government programs may include shared savings or losses from reductions or increases in the overall medical spend of a population under management which are accounted for in accordance with IFRS 15, Revenue from Contracts with Customers. Premiums and medical costs included in full risk arrangements, however, are accounted for in accordance with IFRS 17, Insurance Contracts. Premium revenue and claim costs are presented separately as insurance revenue and insurance costs of revenue, respectively, on the consolidated statements of income and constitute the majority of revenue and costs of revenue for the segment. Prior to June 1, 2025, discrete financial information was not provided to the chief operating decision maker on the basis of the new structure and the necessary systems and reporting changes to effect the new structure were not in place.

The Company’s Global Medical Office, which seeks to optimize medical treatments and clinical processes within the Company and supports both Care Delivery and Care Enablement, is centrally managed and its profit and loss are allocated to those specific segments. Similarly, the Company allocates costs related primarily to headquarters overhead charges, including accounting and finance as well as certain human resources, legal and IT costs, as the Company believes that these costs are attributable to, and used in the allocation of resources to, Care Delivery and Care Enablement. These costs are allocated at budgeted amounts, with the difference between budgeted and actual figures recorded at the corporate level. The Value-Based Care segment maintains its own separate finance, accounting, human resources, legal and other administrative functions and is therefore excluded from the allocation process. Additionally, certain costs, which relate mainly to shareholder activities, management activities, global internal audit and the remeasurement of certain investments and vPPAs are not allocated to a segment but are accounted for as corporate expenses. These activities do not fulfill the definition of a segment according to IFRS 8, Operating Segments, and are reported separately as Corporate (Corporate). Interest income, interest expense and tax expense are neither included within the measure of segment profit or loss reviewed by the chief operating decision maker nor otherwise regularly provided to the chief operating decision maker by segment and are therefore not included in the presented segment information.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measures are revenue and operating income. Services provided by the Care Delivery segment in the U.S. for patients managed under the Value-Based Care segment are provided at fair market value. The Company also transfers products from the Care Enablement segment to the Care Delivery segment at fair market value. The associated internal revenues and expenses and any remaining internally generated profit or loss for the products transferred and services provided are recorded within the operating segments initially, are eliminated upon consolidation and are included within “Inter-segment eliminations.” Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations.

Information pertaining to the Company’s segment and Corporate activities for the three and nine months ended September 30, 2025 and 2024 is set forth below. The prior year figures have been restated to align to the new operating and reportable segment structure:

Segment and corporate information

in € K

	Care	Value-	Care	Total	Inter-segment
	Delivery	Based Care	Enablement	Segment	eliminations	Corporate	Total
Three months ended September 30, 2025
Revenue from healthcare services(1)	3,211,730	7,939	—	3,219,669	—	—	3,219,669
Revenue from healthcare products(1)	61,511	—	1,015,683	1,077,194	—	—	1,077,194
Revenue from contracts with customers(1)	3,273,241	7,939	1,015,683	4,296,863	—	—	4,296,863
Revenue from insurance contracts(1)	—	567,578	—	567,578	—	—	567,578
Revenue from lease contracts(1)	—	—	20,409	20,409	—	—	20,409
Revenue from external customers	3,273,241	575,517	1,036,092	4,884,850	—	—	4,884,850
Inter-segment revenue	128,465	—	324,568	453,033	(453,033)	—	—
Revenue	3,401,706	575,517	1,360,660	5,337,883	(453,033)	—	4,884,850
Costs of revenue	(2,564,750)	(579,371)	(942,765)	(4,086,886)	448,587	(4,333)	(3,642,632)
Research and development	—	—	(37,954)	(37,954)	—	206	(37,748)
Operating income (loss)	419,474	(21,960)	86,652	484,166	(3,454)	(4,207)	476,505
Interest							(73,937)
Income before income taxes							402,568
Depreciation and amortization	(235,080)	(1,354)	(115,569)	(352,003)	10,358	(16,569)	(358,214)
Impairment loss	(257)	21	1,177	941	—	16	957
Income (loss) from equity method investees	46,672	—	—	46,672	—	—	46,672
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	143,797	117	131,338	275,252	(10,563)	14,763	279,452

Three months ended September 30, 2024
Revenue from healthcare services(1)	3,291,969	659	—	3,292,628	—	—	3,292,628
Revenue from healthcare products(1)	47,864	—	974,018	1,021,882	—	—	1,021,882
Revenue from contracts with customers(1)	3,339,833	659	974,018	4,314,510	—	—	4,314,510
Revenue from insurance contracts(1)	—	429,946	—	429,946	—	—	429,946
Revenue from lease contracts(1)	—	—	15,706	15,706	—	—	15,706
Revenue from external customers	3,339,833	430,605	989,724	4,760,162	—	—	4,760,162
Inter-segment revenue	131,028	—	369,683	500,711	(500,711)	—	—
Revenue	3,470,861	430,605	1,359,407	5,260,873	(500,711)	—	4,760,162
Costs of revenue	(2,695,842)	(449,134)	(965,043)	(4,110,019)	495,918	23	(3,614,078)
Research and development	41	—	(40,018)	(39,977)	—	(70)	(40,047)
Operating income (loss)	456,012	(36,565)	60,802	480,249	(4,205)	(13,348)	462,696
Interest							(82,170)
Income before income taxes							380,526
Depreciation and amortization	(253,222)	(1,082)	(111,015)	(365,319)	10,787	(17,561)	(372,093)
Impairment loss	7,712	—	(1,413)	6,299	—	—	6,299
Income (loss) from equity method investees	41,248	—	—	41,248	—	—	41,248
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	215,899	97	118,266	334,262	(12,063)	9,133	331,332
(1)

These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.

Segment and corporate information (continued)

in € K

	Care	Value-	Care	Total	Inter-segment
	Delivery	Based Care	Enablement	Segment	eliminations	Corporate	Total
Nine months ended September 30, 2025
Revenue from healthcare services(1)	9,669,848	51,486	—	9,721,334	—	—	9,721,334
Revenue from healthcare products(1)	193,944	—	3,020,787	3,214,731	—	—	3,214,731
Revenue from contracts with customers(1)	9,863,792	51,486	3,020,787	12,936,065	—	—	12,936,065
Revenue from insurance contracts(1)	—	1,559,217	—	1,559,217	—	—	1,559,217
Revenue from lease contracts(1)	—	—	62,735	62,735	—	—	62,735
Revenue from external customers	9,863,792	1,610,703	3,083,522	14,558,017	—	—	14,558,017
Inter-segment revenue	365,425	—	991,913	1,357,338	(1,357,338)	—	—
Revenue	10,229,217	1,610,703	4,075,435	15,915,355	(1,357,338)	—	14,558,017
Costs of revenue	(7,907,680)	(1,558,685)	(2,788,045)	(12,254,410)	1,339,193	(2,243)	(10,917,460)
Research and development	—	—	(119,552)	(119,552)	—	206	(119,346)
Operating income (loss)	1,085,873	(27,553)	269,976	1,328,296	(17,153)	(77,965)	1,233,178
Interest							(229,403)
Income before income taxes							1,003,775
Depreciation and amortization	(739,402)	(4,030)	(339,443)	(1,082,875)	30,600	(50,567)	(1,102,842)
Impairment loss	(17,336)	(2,171)	(4,522)	(24,029)	—	16	(24,013)
Income (loss) from equity method investees	139,680	—	—	139,680	—	—	139,680
Total assets(1)	40,572,794	584,495	14,377,779	55,535,068	(35,992,145)	11,344,082	30,887,005
thereof investment in equity method investees(1)	751,181	—	—	751,181	—	—	751,181
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	531,282	315	357,161	888,758	(31,342)	26,738	884,154

Nine months ended September 30, 2024
Revenue from healthcare services(1)	9,924,270	62,709	—	9,986,979	—	—	9,986,979
Revenue from healthcare products(1)	136,916	—	2,863,733	3,000,649	—	—	3,000,649
Revenue from contracts with customers(1)	10,061,186	62,709	2,863,733	12,987,628	—	—	12,987,628
Revenue from insurance contracts(1)	—	1,205,997	—	1,205,997	—	—	1,205,997
Revenue from lease contracts(1)	—	—	57,497	57,497	—	—	57,497
Revenue from external customers	10,061,186	1,268,706	2,921,230	14,251,122	—	—	14,251,122
Inter-segment revenue	371,336	—	1,098,606	1,469,942	(1,469,942)	—	—
Revenue	10,432,522	1,268,706	4,019,836	15,721,064	(1,469,942)	—	14,251,122
Costs of revenue	(8,159,146)	(1,221,716)	(2,833,270)	(12,214,132)	1,454,132	(4,898)	(10,764,898)
Research and development	19	—	(133,382)	(133,363)	—	(70)	(133,433)
Operating income (loss)	958,104	(21,325)	196,296	1,133,075	(8,680)	9,103	1,133,498
Interest							(255,688)
Income before income taxes							877,810
Depreciation and amortization	(778,222)	(3,336)	(340,736)	(1,122,294)	32,286	(53,582)	(1,143,590)
Impairment loss	(104,537)	—	(17,129)	(121,666)	—	—	(121,666)
Income (loss) from equity method investees	102,730	—	—	102,730	—	—	102,730
Total assets(1)	42,680,707	616,068	15,501,825	58,798,600	(37,315,733)	11,027,934	32,510,801
thereof investment in equity method investees(1)	690,794	—	—	690,794	—	—	690,794
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	621,880	451	298,903	921,234	(39,512)	35,260	916,982
(1)	These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.